Finance Income - Summary of Finance Income (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Income and Expense [line items]
Fair value adjustments on derivatives at fair value through profit or loss		£ (3)	£ 9
Finance income	£ 98	81	65
IFRS9 [member]
Disclosure Of Financial Income and Expense [line items]
Financial assets measured at amortised cost	69	73
Financial assets measured at fair value through profit or loss	10	1
Net gains arising from the forward element of forward contracts in net investment hedge relationships	19	7
IAS 39 [member]
Disclosure Of Financial Income and Expense [line items]
Cash and cash equivalents			60
Available-for-sale investments			2
Loans and receivables			1
Fair value adjustments on derivatives at fair value through profit or loss			2
Finance income	£ 98	£ 81	£ 65